Long-Term Debt, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

The following table summarizes the Company’s debt (dollars in thousands):

	September 30, 2024	December 31, 2023
$100,000,000 8% senior convertible note, due April 5, 2026	$19,000	$19,200
Less: Unamortized debt discount	(1,899)	(3,906)
Net carrying value	17,101	15,294

$149,900 Economic Injury Disaster Loan (EIDL), interest rate of 3.75%, due June 1, 2050	142	146
$500,000 EIDL, interest rate of 3.75%, due May 8, 2050	478	487
Total debt	17,721	15,927

Less: current portion	(15)	(15)
Long-term debt, net	$17,706	$15,912

The following table summarizes the Company’s debt as of December 31, 2023 and 2022 (dollars in thousands):

	December 31,
	2023	2022
$100,000,000 8% senior convertible note, due April 5, 2025	$19,200	$85,450
Less: Unamortized debt discount	(3,906)	(24,349)
Net carrying value	15,294	61,101

$149,900 Economic Injury Disaster Loan (EIDL), interest rate of 3.75%, due June 1, 2050	146	149
$500,000 EIDL, interest rate of 3.75%, due May 8, 2050	487	499
Total debt	15,927	61,749

Less: current portion	(15)	(14)
Long-term debt, net	$15,912	$61,735

Convertible Debt [Table Text Block]

The following is a rollforward of the senior convertible note balance (dollars in thousands):

Balance, December 31, 2020	$-
Convertible debentures issued	100,000
Derivative liability	(21,580)
Original issue discount of 16%	(16,000)
Placement fees and issuance costs	(7,200)
Accretion and write-off of debt discount	3,435
Balance, net of unamortized debt discount of $41,345 - December 31, 2021	58,655
Repayments and conversion	(14,550)
Accretion and write-off of debt discount	16,996
Balance, net of unamortized debt discount of $24,349 - December 31, 2022	61,101
Repayments and conversion	(66,250)
Accretion and write-off of debt discount	20,443
Balance, net of unamortized debt discount of $3,906 - December 31, 2023	15,294
Conversion	(200)
Accretion and write-off of debt discount	2,007
Balance, net of unamortized debt discount of $1,899 – September 30, 2024	$17,101

The following is a rollforward of the senior convertible note balance (dollars in thousands):

Balance, December 31, 2020	$-
Convertible debentures issued	100,000
Derivative liability	(21,580)
Original issue discount of 16%	(16,000)
Placement fees and issuance costs	(7,200)
Amortization and write-off of debt discount	3,435
Balance, net of unamortized debt discount of $41,345 - December 31, 2021	58,655
Repayments and conversion	(14,550)
Amortization and write-off of debt discount	16,996
Balance, net of unamortized debt discount of $24,349 - December 31, 2022	61,101
Repayments and conversion	(66,250)
Amortization and write-off of debt discount	20,443
Balance, net of unamortized debt discount of $3,906 - December 31, 2023	$15,294

Schedule of Derivative Liabilities at Fair Value [Table Text Block]

The following is a rollforward of the derivative liability balance (dollars in thousands):

Balance, December 31, 2021	$18,735
Change in fair value 2022	(18,480)
Balance, December 31, 2022	255
Increase in derivative liability upon extinguishment of debt	6,312
Change in fair value 2023	(6,548)
Balance, December 31, 2023	19
Change in fair value 2024	(14)
Balance, September 30, 2024	$5

The following is a rollforward of the derivative liability balance (dollars in thousands):

Balance, December 31, 2021	$18,735
Change in fair value 2022	(18,480)
Balance, December 31, 2022	255
Increase in derivative liability upon extinguishment of debt	6,312
Change in fair value 2023	(6,548)
Balance, December 31, 2023	$19